Subsidiaries (Parenthetical) (Detail) (Gravity Games Corp.)	Dec. 31, 2012		Oct. 31, 2010
Gravity Games Corp.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	50.83%	[1]	50.83%

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.